Decommissioning Liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Decommissioning Liabilities [Abstract]
Schedule of Reconciliation of the Decommissioning Liabilities
As at	September 30, 2026	December 31, 2025
Balance, beginning of period	$19,922	$17,444
Liabilities incurred	291	134
Acquisition (Note 3)	14,226	-
Change in estimates	-	1,645
Decommissioning costs incurred	(3,583)	(1,133)
Accretion expense	1,786	1,832
Liabilities disposed (Note 4)	(2,676)	-
Balance, end of period	$29,966	$19,922